Right-of-use assets	6 Months Ended
Jun. 30, 2025
Right-of-use assets
Right-of-use assets

8. Right-of-use assets

Year ended December 31, 2024	Properties	Equipment	Total
Opening net book amount	328,524	1,808	330,332
Depreciation charge	(73,337)	(677)	(74,014)
Effect of lease modifications	23,940	—	23,940
Disposals	(7,408)	—	(7,408)
Assets transferred to Neurosterix Pharma Sàrl	(230,141)	(1,131)	(231,272)
Closing net book amount	41,578	—	41,578

As of December 31, 2024	Properties	Equipment	Total
Cost	111,642	—	111,642
Accumulated depreciation	(70,064)	—	(70,064)
Net book value	41,578	—	41,578

Period ended June 30, 2025	Properties	Total
Opening net book amount	41,578	41,578
Depreciation charge	(4,023)	(4,023)
Closing net book amount	37,555	37,555

As of June 30, 2025	Properties	Total
Cost	111,642	111,642
Accumulated depreciation	(74,087)	(74,087)
Net book value	37,555	37,555